General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Schedule of General and Administrative Expenses

	Year ended December 31,
	2025	2024
Corporate administration	$7,090	$4,466
Share-based compensation	1,970	1,543
Depreciation	773	898
	$9,833	$6,907